Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Breakout of Revenue	The following table represents the breakout of revenue by source:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Product revenue ..............................................................................	$233	$95	$—
Management fees - related party ....................................................	223	669	892
Consulting revenue .........................................................................	—	—	225
Total revenue ..................................................................................	$456	$764	$1,117

Schedule of Major Customer Concentration of Revenue	The following table represents major customer concentration of revenue:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Customer A - Related Party ............................................................	43.0%	77.0%	70.7%
Customer B - Related Party ............................................................	5.9%	10.6%	9.2%
Customer C .....................................................................................	—%	—%	20.1%
Customer D ....................................................................................	—%	12.4%	—%
Customer E .....................................................................................	48.9%	—%	—%
Total Revenue Concentration of Major Customers .................	97.8%	100.0%	100.0%